INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific * P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300 * New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300 * New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway * Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street * Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue * New York, New York 10154

Further information is contained in the Prospectus which must precede or accompany this report.


SEMI-
ANNUAL
REPORT

SEPTEMBER 30, 1999

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CAPITAL CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. GOVERNMENT
SECURITIES CASH ASSETS TRUST

[Logo of the Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

A CASH MANAGEMENT
INVESTMENT

[Logo of the Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

SEMI-ANNUAL REPORT

November 19, 1999

Dear Investor:

          We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 1999.

          The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

          The economic climate and the Federal Reserve's monetary policy once again had an impact on the short-term debt markets during the Trust's current report period.

          After a three-stage interest rate reduction last fall, the Federal Reserve became concerned this spring that the U.S. economy might instead be growing too rapidly. Such rate of growth, coupled with low unemployment, could lead to higher levels of inflation. This primarily would result in increased stress on labor markets and would potentially put additional upward pressure on wages and ultimately prices. In testimony before the Joint Economic Committee of Congress, Federal Reserve Chairman Alan Greenspan, noted that the financial markets had recovered from last fall's near paralysis that caused the Fed to cut the federal fund's rate by 0.75 of 1%. He further testified that unless something slows down the economy, a rise in inflation is nearly inevitable. Indeed, on two occasions during the summer of 1999, the Fed voted each time to raise short-term interest rates 0.25 of 1%. Then finally on November 16th, the Fed voted again to raise rates for the third time this year. The current target on the Federal Fund's rate is now 5.50% and the discount rate is 5.00%.

          In slightly over a 12-month period, we have witnessed a complete market interest rate cycle. First, three rate cuts last fall and then a subsequent increase in rates this year. As mentioned in previous report letters, yields on money market funds like the Trust, move in concert with rate policies pursued by the Federal Reserve. Each of the funds in The Pacific Capital Funds of Cash Assets Trust continues to provide competitive returns to alternative short-term investment opportunities without wavering fr om their conservative investment guidelines.

          Your use of The Pacific Capital Funds of Cash Assets Trust is greatly appreciated. You can be assured that all those associated with the management of the Trust will consistently work in the interest of your investment.

Sincerely,

/s/  Diana P. Herrmann
----------------------

Diana P. Herrmann
President


/s/  Lacy B. Herrmann
----------------------

Lacy B. Herrmann
Chairman,
Board of Trustees

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

      FACE
     AMOUNT         U.S. TREASURY BILLS (9.9%)                                       VALUE
$  57,214,000       4.40%, due 1/06/00                                               $   56,548,288

                    U.S. GOVERNMENT AGENCY DISCOUNT NOTES (21.8%)
  124,573,000       Federal Home Loan Bank, 5.17%, 10/01/99                             124,573,000

                    COMMERCIAL PAPER (66.1%)
                    AUTOMOTIVE (4.3%)
   25,000,000       Ford Motor Credit Co., 5.68%, 1/12/00                                24,593,722

                    BANKING/CREDIT UNION (7.4%)
   17,500,000       Formosa Plastics, 5.30%, 10/19/99,                                   17,453,625
   25,000,000       UBS Finance, 5.30%, 11/22/99                                         24,808,611
                      Letter of Credit - ABN Amro Bank NV
                         Total Banking/Credit Union                                      42,262,236

                    BROKERAGE (17.1%)
   25,000,000       Bear Stearns, 5.44%, 1/28/00                                         24,550,444
   25,000,000       Goldman Sachs, 5.38%, 1/18/00                                        24,592,764
   25,000,000       Morgan Stanley Dean Witter, 5.75%, 1/26/00                           24,532,813
   25,000,000       Salomon Smith Barney, 5.72%, 2/01/00                                 24,511,417
                         Total Brokerage                                                 98,187,438

                    DIVERSIFIED (0.8%)
    5,000,000       Cargill Global, 5.44%, 1/25/00                                        4,912,356

                    EDUCATION (12.9%)
   16,500,000       Duke University, 5.05%, 11/29/99                                     16,363,440
   25,000,000       Harvard University, 5.31%, 12/03/99                                  24,767,687
   17,000,000       Stanford University, 5.04%, 11/29/99                                 16,859,465
   15,800,000       Yale University, 5.32%, 11/03/99                                     15,722,949
                         Total Education                                                 73,713,541

                    ELECTRIC UTILITY (0.2%)
    1,000,000       Duke Energy, 5.48%, 1/14/00                                             984,017

                    FINANCE (16.2%)
   20,000,000       American Express Credit Corp., 4.80%, 12/24/99                       19,776,000
   20,000,000       American General, 5.26%, 11/10/99                                    19,883,111
   25,000,000       Associates First Capital, 5.72%, 1/13/00                             24,586,889
   29,000,000       General Electric Capital Corp., 5.38%, 3/02/00                       28,336,915
                         Total Finance                                                   92,582,915

                    FOOD & BEVERAGE (2.6%)
   15,000,000       Coca-Cola, 5.25%, 2/10/00                                            14,730,937

                    HEALTH CARE (0.3%)
    1,900,000       Merck & Co., 5.35%, 2/07/00                                           1,863,575

                    INSURANCE (4.3%)
   25,000,000       Prudential, 4.80%, 10/08/99                                          24,976,667
                         Total Commercial Paper                                         378,807,404

                    CORPORATE NOTES (2.6%)
   15,000,000       Peoples Benefit Life, Variable Rate Note, 5.61%, 12/29/99 (1)        15,000,000

                    Total Investments (cost $$574,928,692*)               100.4%        574,928,692

                    Liabilities in excess of other assets                  (0.4)         (2,314,986)
                    Net Assets                                            100.0%     $  572,613,706


                    (*) Cost for Federal tax purposes is identical.
                    (1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.


See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

                                                                                      RATING
       FACE                                                                          MOODY'S/
      AMOUNT             BONDS AND NOTES (100.38%)                                     S&P                     VALUE
                         CONNECTICUT (0.79%)
                         Connecticut State, General Obligation Bonds, Series C
$    1,000,000           5.70%, 11/15/99                                             Aa3/AA              $    1,003,315

                         GEORGIA (0.79%)
                         Columbus, Georgia Water and Sewer Service
     1,000,000           5.75%, 5/01/00                                              Aaa/AAA                  1,012,752

                         HAWAII (41.08%)
                         Hawaii County
       500,000           7.00%, 6/01/00                                              Aaa/AAA                    511,527
                         Hawaii County
     2,000,000           4.25%, 5/15/00                                              Aaa/AAA                  2,005,638
                         Hawaii State, General Obligation Bonds 1991
                              Series BV,
     1,000,000           5.70%, 11/01/99                                              A1/A+                   1,002,236
                         Hawaii State, General Obligation Bonds 1993
                              Series CC,
     1,200,000           4.60%, 2/01/00                                               A1/A+                   1,206,008
                         Hawaii State, General Obligation Bonds 1993
                              Series CD,
     1,000,000           6.90%, 6/01/02                                              Aaa/A+                   1,023,667
                         Hawaii State, General Obligation Bonds 1993
                              Series CG,
     2,000,000           4.25%, 10/01/99                                             Aaa/AAA                  2,000,000
                         Hawaii State, General Obligation Bonds
     2,000,000           7.0%, 6/01/09                                               Aaa/A+                   2,046,234
                         Hawaii State, General Obligation Bonds
     1,000,000           4.375%,3/01/00                                              Aaa/A+                   1,004,961
                         Hawaii State, General Obligation Bonds
     1,005,000           4.5%, 9/01/00                                               Aaa/AAA                  1,012,587
                         Hawaii State Department of Budget & Finance ADJ-
                              Queens Health System - Series A 1998
                              Revenue Bonds
    17,560,000           3.75%, 07/01/26, Weekly Reset*                              VMIG1/A-1+              17,560,000
                              Stand-by Purchase Agreement: Morgan
                              Guaranty Trust
                         Hawaii State Housing Finance & Development Corp.
                              Revenue Bonds (Rental Housing System) Series 89 A,
     1,800,000           3.85%, 07/01/24, Weekly Reset*                              VMIG1/NR                 1,800,000
                              Letter of Credit: Banque Nationale de Paris
                         Hawaii State Housing Finance & Development Corp.
                              Revenue Bonds (Affordable Rental Housing
                              Program) Series A,
     6,050,000           3.80%, 07/01/27, Weekly Reset*                              VMIG1/NR                 6,050,000
                              Letter of Credit: Banque Nationale de Paris
                         Hawaii State Department of Budget & Finance
                              Citizens Utility - Revenue Bonds  Series (Tax-
                              Exempt Commercial Paper Series),
     1,700,000           3.25%, 10/15/99                                             NR/A-1+                  1,700,000
                         Hawaii State Department of Budget & Finance
                              Citizens Utility - Revenue Bonds Series (Tax-
                              Exempt Commercial Paper Series),
     1,500,000           3.30%, 11/05/99                                             NR/A-1+                  1,500,000
                         Hawaii State Department of Budget & Finance
                              Citizens Utility - Revenue Bonds Series (Tax-
                              Exempt Commercial Paper Series),
     2,810,000           3.45%, 11/05/99                                             NR/A-1+                  2,810,000
                         Honolulu City & County, General Obligation Bonds,
                              Series A,
     2,000,000           6.00%, 4/01/00                                              Aaa/AA-                  2,026,070
                         Honolulu City & County, General Obligation Bonds,
                              Series A,
       550,000           5.0%, 11/101/99                                             Aaa/AAA                    550,755
                         Honolulu City & County, General Obligation Bonds,
                              Series C,
     1,000,000           7.15%, 6/01/09                                              Aaa/AA-                  1,034,624
                         Maui County, General Obligation Bonds, Series A
       620,000           5.35%, 6/01/00                                              Aaa/A+                     627,255
                              Insurance: Financial Guaranty Insurance Co.
                              Secondary Market Services Corporation Hawaii
                         Student Loan Revenue, Senior Series II,
     5,000,000           3.90%, 09/01/10, Weekly Reset*                              VMIG1/A-1+               5,000,000
                              Letter of Credit: National Westminster,
                              Guaranteed Student Loans
                              Total Hawaii                                                                   52,471,562

                         IDAHO (2.92%)
                         Idaho Health Facilities Authority Revenue Bonds
                              (St. Lukes Regional Medical Center Project),
     3,735,000           3.95%, 05/01/22, Daily Reset*                               VMIG1/NR                 3,735,000
                              Letter of Credit: Bayerische Landesbank

                         ILLINOIS (6.01%)
                         Illinois Health Facilities Authority Revenue Bonds
                              (Central Dupage Health Corp. Project),
     5,635,000           4.00%, 11/01/20, Daily Reset*                               VMIG1/NR                 5,635,000
                              Letter of Credit: Rabobank Nederland
                         Illinois State, General Obligation
     1,000,000           6.70%, 6/01/00                                              Aa2/AAA                  1,038,276
                         Chicago,
     1,000,000           2.85%, 1/31/00                                              VMIG1/A-1+               1,000,000
                              Total Illinois                                                                  7,673,276

                         INDIANA (7.08%)

                         Indianapolis, IN Economic Development Revenue
                              Bonds  (Jewish Federation Campus),
     3,970,000           3.75%, 04/01/05, Weekly Reset*                               Aa/AA                   3,970,000
                         Purdue University, IN University Revenue Bonds
                              (Student Fee) Series L,
     1,015,000           3.65%, 07/01/20, Weekly Reset*                              VMIG1/A-1+               1,015,000
                         Purdue University, IN University Revenue Bonds
                              (Student Fee) Series K,
     1,130,000           3.65%, 07/01/20, Weekly Reset*                              VMIG1/A-1+               1,130,000
                         Purdue University, IN University Revenue Bonds
                              (Student Fee) Series E,
     1,205,000           3.65%, 07/01/11, Weekly Reset*                              VMIG1/A-1+               1,205,000
                         Purdue University, IN University Revenue Bonds
                              (Student Fee) Series L,
     1,720,000           3.65%, 07/01/17, Weekly Reset*                              VMIG1/A-1+               1,720,000
                              Total Indiana                                                                   9,040,000

                         KANSAS (0.79%)
                         Johnson County
     1,000,000           4.25%, 3/01/00                                              Aa1/AA                   1,003,432

                         KENTUCKY (1.38%)
                         Warsaw, KY Industrial Building Revenue Bonds
                              (Operating Partnership),
     1,760,000           3.95%, 08/01/09, Weekly Reset*                              NR/A-1+                  1,760,000
                              Letter of Credit: Fifth Third Bank

                         LOUISIANA (3.92%)
                         St. Charles Parish, LA Pollution Control Revenue
                              Bonds (Shell Oil Co-Norco Project),
     2,900,000           3.85%, 10/01/22, Daily Reset*                               Aa2/AAA                  2,900,000
                         St. Charles Parish, LA Pollution Control Revenue
                              Bonds (Shell Oil Co-Norco Project),
     2,100,000           3.95%, 09/01/23, Daily Reset*                               Aa2/AAA                  2,100,000
                              Total Louisiana                                                                 5,000,000

                         MASSACHUSETTS (0.79%)
                         Massachusetts Transportation Authority
     1,000,000                5.0%, 3/01/00                                          Aa-/AA3                  1,007,298

                         NEW HAMPSHIRE (0.91%)
                         New Hampshire, General Obligation
     1,165,000           4.0%, 1/15/00                                               Aaa/AAA                  1,168,306

                         NEW MEXICO (1.17%)
                         Albuquerque, NM Airport Revenue Bonds
                              Series A,
     1,500,000           3.75%, 07/01/17, Weekly Reset*                              VMIG1/A-1+               1,500,000
                              Letter of Credit: Bayerische Landesbank

                         NEW YORK (2.35%)
                         New York, NY Municipal Water Finance Authory
                              Water & Sewer System Revenue Bonds, Series A,
     3,000,000           4.20%, 06/15/25, Daily Reset*                               VMIG1/A-1+               3,000,000
                              Letter of Credit: Financial Guaranty Insurance
                              Corporation

                         NORTH CAROLINA (1.10%)
                         Durham County, NC General Obligation Bonds,
                              Public Improvement Project
     1,400,000           3.65%, 02/01/09, Weekly Reset*                              VMIG1/A-1+               1,400,000
                              Letter of Credit: Wachovia Bank

                         OHIO (5.04%)
                         University of Cincinnati, Bond Anticipation Notes
     1,000,000           3.14%, 3/01/00                                              VMIG1/SP1                  999,517
                         Ohio State Public Facilities Revenue Bonds, Series A
     1,000,000           4.50%, 6/01/01, Prerefunded                                 Aaa/AAA                  1,001,201
                              Letter of Credit: Municipal Bond Insurance Agency
                         Ohio State University Revenue Bonds, General
                              Receipts Series B,
       835,000           3.65%, 12/01/01, Daily Reset*                               VMIG1/A-1+                 835,000
                         Ohio State University Revenue Bonds, General
                              Receipts Series B,
     3,595,000           3.65%, 12/01/06, Daily Reset*                               VMIG1/A-1+               3,595,000
                              Letter of Credit: National Westminster
                              Total Ohio                                                                      6,430,718

                         OREGON (0.78%)
                         Oregon State, General Obligation
     1,000,000           3.45%, 6/29/00                                              Aa2/MIG1                 1,000,000

                         PENNSYLVANIA (1.41%)
                         Pennsylvania State Higher Education Assistance
                              Agency Student Loan Revenue Bonds, Series B,
     1,800,000           3.90%, 07/01/18, Weekly Reset*                              VMIG1/A-1+               1,800,000
                              Letter of Credit: Student Loan Marketing

                         TENNESSEE (1.58%)
                         Tennessee State, General Obligation
     1,000,000           4.0%, 5/01/00                                               Aaa/AAA                  1,004,941
                         Shelby County
     1,000,000           4.65%, 4/01/00                                              Aa3/AA+                  1,007,315
                              Total Tennessee                                                                 2,012,256

                         TEXAS (14.15%)
                         Dallas
     1,790,000           4.75%, 2/15/00                                              Aaa/AAA                  1,801,078
                         El Paso
     1,800,000           4.75%, 2/15/00                                              Aaa/AAA                  1,810,946
                         Gulf Coast Waste Disposal
     1,600,000           4.00%, 1/01/26, Daily Reset*                                Aa1/AAA                  1,600,000
                         Gulf Coast Waste Disposal
     3,800,000           4.00%, 7/01/27, Daily Reset*                                Aa1/AAA                  3,800,000
                         Texas State
     2,000,000           6.00%, 8/01/00                                              Aaa/AAA                  2,039,626
                         Texas State
     1,000,000           6.80%, 10/01/09                                              NR/AA                   1,000,000
                         Tyler Waterworks
     1,000,000           4.25%, 9/01/00                                              Aaa/AAA                  1,003,670
                         Lower Neches Valley Authority of Texas Revenue
                              Bonds (Chevron USA Income Project),
     1,500,000           3.45%, 02/15/17                                             NR/A1+                   1,500,000
                         Texas State Tax Revenue
     2,000,000           4.50%, 8/31/00                                              VMIG1/SP1+               2,014,152
                         Westside Calhoun County, Sewer & Solid Waste
     1,500,000           4.00%, 4/01/31, Daily Reset*                                Aa2/AA                   1,500,000
                              Total Texas                                                                    18,069,472

                         UTAH (1.17%)
                         University of Utah Revenue Bonds, (Auxiliary &
                              Campus Facilities - A),
     1,500,000           3.70%, 04/01/27, Weekly Reset*                              VMIG1/A-1+               1,500,000
                              Letter of Credit: Bank of Nova Scotia

                         VERMONT (1.18%)
                         Vermont Municipal Bond, Revenue Bonds 1995
     1,500,000           5.00%, 12/01/99                                             Aaa/AAA                  1,505,120

                         WASHINGTON (3.99%)
                         Seattle, WA Water System Revenue Bonds,
     1,000,000           3.77%, 09/01/25, Weekly Reset*                              VMIG1/A-1+               1,000,000
                              Letter of Credit: Bayerische Landesbank
                         Spokane, GO Limited Notes 1999
                              Bond Anticipation Notes
     1,000,000           3.0%, 12/01/99                                              MIG1/NR                  1,000,000
                         Washington State Health Care Facility Authority
                              (Fred Hutchinson Cancer Research Center,
                              Seattle) Series 1991-A,
     3,100,000           4.25, 01/01/29, Daily Reset*                                VMIG1/NR                 3,100,000
                              Total Washington                                                                5,100,000

                        Total Investments (cost $128,192,507**)              100.38%                        128,192,507
                        Liabilities in excess of other assets                 (0.38)                          (479,983)
                        Net Assets                                           100.00%                       $127,712,524



                    (*) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
                    (**) Cost for Federal tax purposes is identical.


                 See accompanying notes to financial statements



                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1999


                                  (UNAUDITED)

       FACE
      AMOUNT     U.S. TREASURY BILLS (1.4%)                              VALUE



$    4,959,000   4.32%, due 01/06/00                              $    4,901,358

                 U.S. GOVERNMENT AGENCIES (99.0%)
                 FEDERAL HOME LOAN BANK (69.0%)
   100,384,000   5.17%, due 10/01/99                                 100,384,000
    20,000,000   4.83%, due 10/08/99                                  19,981,217
    45,000,000   5.17%, due 10/22/99                                  44,864,200
    15,000,000   5.02%, due 10/28/99                                  14,943,525
    40,000,000   5.25%, due 11/29/99                                  39,655,833
    11,133,000   5.49%, due 2/01/00                                   10,924,173
     2,250,000   5.15%, due 3/08/00                                    2,250,000
     5,000,000   4.77%, due 4/10/00                                    4,872,800
                   Total Federal Home Loan Bank                      237,875,748

                 FARM CREDIT BUREAU (30.0%)
     2,883,000   4.57%, due 10/01/99                                   2,883,000
    20,000,000   5.04%, due 10/05/99                                  19,988,800
    20,000,000   5.22%, due 10/20/99                                  19,944,900
    20,975,000   5.17%, due 11/08/99                                  20,860,535
    14,634,000   5.22%, due 11/17/99                                  14,534,269
    12,675,000   5.23%, due 11/23/99                                  12,577,406
    13,221,000   4.98%, due 5/18/00                                   12,799,929
                   Total Farm Credit Bureau                          103,588,839

                   Total U.S. Government Agencies                    341,464,587
                   Total Investments (cost $346,365,945*)  100.4%    346,365,945
                   Liabilities in excess of other assets    (0.4)    (1,503,032)
                   Net Assets                              100.0%   $344,862,913

                 (*) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                                     CASH            TAX-FREE           GOVERNMENT
                                                                     FUND              FUND                FUND
ASSETS:
    Investments at value
      (cost $574,928,692, $128,192,507 and $346,365,945,
      respectively)                                              $574,928,692      $128,192,507        $346,365,945
    Cash                                                                  931             2,533                  97
    Interest receivable                                                69,243           915,951               7,537
    Other assets                                                        6,576               341              11,221
      Total Assets                                                575,005,442       129,111,332         346,384,800

LIABILITIES:
    Payable for investment securities purchased                       -               1,003,670             -
    Dividends payable                                               2,112,298           297,896           1,340,878
    Adviser and Administrator fees payable                            228,911            43,128             118,018
    Distribution fees payable                                          37,825             8,809              45,360
    Accrued expenses                                                   12,702            45,305              17,631
      Total Liabilities                                             2,391,736         1,398,808           1,521,887

    NET ASSETS                                                   $572,613,706      $127,712,524        $344,862,913

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share                                   $  5,730,053      $  1,277,104        $  3,448,456
    Additional paid-in capital                                    567,280,537       126,435,461         341,424,182
    Accumulated net realized loss on investments                     (396,884)              (41)             (9,725)
                                                                 $572,613,706      $127,712,524        $344,862,913

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
      Net Assets                                                 $388,231,399      $ 86,746,420        $115,373,334
      Shares outstanding                                          388,705,912        86,745,016         115,363,411
      Net asset value per share                                      $1.00             $1.00               $1.00
    Service Shares Class:
      Net Assets                                                 $184,382,307      $ 40,966,104        $229,489,579
      Shares outstanding                                          184,299,412        40,965,420         229,482,181
      Net asset value per share                                      $1.00             $1.00               $1.00

See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

                                                                     CASH             TAX-FREE          GOVERNMENT
                                                                     FUND               FUND                FUND
INVESTMENT INCOME:
    Interest income                                              $ 14,417,353      $  2,058,787        $  8,843,615

EXPENSES:
    Investment Adviser fees (note 3)                                1,073,072           180,426             575,482
    Administrator fees (note 3)                                       363,637            72,816             143,894
    Distribution fees (note 3)                                        220,686            57,902             283,249
    Trustees' fees and expenses                                        74,500            28,000              56,000
    Legal fees                                                         24,000             8,000              19,000
    Shareholders' reports                                              18,500             4,000              13,000
    Registration fees and dues                                         15,000             5,500              22,000
    Fund accounting fees                                               14,750            14,000              14,800
    Transfer and shareholder servicing agent fees                      13,500            14,000              13,000
    Insurance                                                          12,350             2,800               8,500
    Audit and accounting fees                                           9,000             7,625               9,000
    Custodian fees                                                      2,869             3,135               2,387
    Miscellaneous                                                       7,875             2,190              16,163
      Total expenses                                                1,849,739           400,394           1,176,475

    Expenses paid indirectly (note 6)                                    (399)           (2,325)              -
      Net expenses                                                  1,849,340           398,069           1,176,475

Net investment income                                              12,568,013         1,660,718           7,667,140
Net realized gain (loss) from securities transactions                  14,639             -                  (1,234)
Net increase in net assets resulting from operations             $ 12,582,652      $  1,660,718        $  7,665,906


See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                  CASH FUND                     TAX-FREE FUND                 GOVERNMENT FUND
                                       SIX MONTHS          YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                          ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                     SEPT. 30, 1999   MARCH 31, 1999  SEPT. 30, 1999  MARCH 31, 1999  SEPT. 30, 1999  MARCH 31, 1999
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income                  12,568,013  $   26,323,450       1,660,718   $   3,665,409       7,667,140   $  14,942,868
  Net realized gain (loss)
    from securities transactions             14,639         219,878          -                  164          (1,234)         (8,032)
    Net increase in net assets
     resulting from operations           12,582,652      26,543,328       1,660,718       3,665,573       7,665,906      14,934,836

DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Original Shares                        (8,856,672)    (20,213,192)     (1,089,830)     (2,429,740)     (2,935,497)     (6,660,794)
  Service Shares                         (3,711,341)     (6,110,258)       (570,888)     (1,235,669)     (4,731,643)     (8,282,074)
    Total dividends to shareholders
     from net investment income         (12,568,013)    (26,323,450)     (1,660,718)     (3,665,409)     (7,667,140)    (14,942,868)

CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
    Proceeds from shares sold:
     Original Shares                    541,508,311   1,391,409,673      82,726,649     179,018,803     147,070,265     507,780,125
     Service Shares                     176,604,772     393,617,033      28,559,475     115,791,206     489,467,704   1,014,867,768
                                        718,113,083   1,785,026,706     111,286,124     294,810,009     636,537,969   1,522,647,893

    Reinvested dividends and
    distributions:
     Original Shares                         86,814         124,236          46,866         105,339          20,031          59,163
     Service Shares                       3,589,575       6,031,200         567,362       1,211,951       4,610,860       8,074,146
                                          3,676,389       6,155,436         614,228       1,317,290       4,630,891       8,133,309

    Cost of shares redeemed:
     Original Shares                   (571,123,529) (1,392,720,503)    (79,452,646)   (172,261,157)   (171,594,363)   (468,776,126)
     Service Shares                    (158,459,169)   (350,487,018)    (35,719,321)   (106,556,540)   (478,871,229)   (958,541,263)
                                       (729,582,698) (1,743,207,521)   (115,171,967)   (278,817,697)   (650,465,592) (1,427,317,389)
     Change in net assets
      from capital share transactions    (7,793,226)     47,974,621      (3,271,615)     17,309,602      (9,296,732)    103,463,813
  Total increase (decrease)
    in net assets                        (7,778,587)     48,194,499      (3,271,615)     17,309,766      (9,297,966)    103,455,781

NET ASSETS:
  Beginning of period                   580,392,293     532,197,794     130,984,139     113,674,373     354,160,879     250,705,098
  End of period                       $ 572,613,706   $ 580,392,293   $ 127,712,524   $ 130,984,139   $ 344,862,913   $ 354,160,879


See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

          Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

          The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.


d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

          Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

          Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the six months ended September 30, 1999, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $1,073,072 and $363,637, respectively.


          Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1999, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $180,426 and $72,816, respectively.

          Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1999, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $575,482 and $143,894, respectively.

          The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1999.

b)  DISTRIBUTION AND SERVICE FEES:

          Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

          Under  a  Distribution  Agreement,  Aquila  Distributors,  Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.


4.  DISTRIBUTIONS

          The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

          At September 30, 1999, the Cash Fund had a capital loss carryover of approximately $396,800 which expires on March 31, 2003. This amount is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

          Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  EXPENSES

          The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.  PORTFOLIO ORIENTATION

          Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       SERVICE SHARES(1)                             ORIGINAL SHARES(2)
                                   SIX MONTHS                                PERIOD   SIX MONTHS
                                      ENDED       YEAR ENDED MARCH 31,        ENDED    ENDED            YEAR ENDED MARCH 31,
                                     9/30/99  1999   1998    1997    1996  3/31/95**  9/30/99   1999   1998     1997    1996   1995
Net Asset Value, Beginning of Period  $1.00   $1.00  $1.00   $1.00   $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00  $1.00

Income from Investment Operations:
  Net investment income                0.02    0.05   0.05    0.05    0.05    0.01     0.02     0.05    0.05    0.05    0.05   0.04

Less Distributions:
  Dividends from net investment
    income                            (0.02)  (0.05) (0.05)  (0.05)  (0.05)  (0.01)   (0.02)   (0.05)  (0.05)  (0.05)  (0.05) (0.04)

Net Asset Value, End of Period        $1.00   $1.00  $1.00   $1.00   $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00  $1.00

Total Return (%)                       2.12+   4.64   4.88    4.62    5.06    0.85+    2.25+    4.90    5.15    4.88    5.32   4.40

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                    184.4   162.6  113.4    65.8    32.9     3.5    388.2    417.7   418.8   421.4   308.7  486.7
    Ratio of Expenses to Average Net
      Assets (%)                       0.82*   0.81   0.83    0.85    0.86    0.83*    0.57*    0.57    0.58    0.60    0.61   0.59
    Ratio of Net Investment Income to
      Average Net Assets (%)           4.20*   4.51   4.77    4.53    4.84    5.26*    4.45*    4.79    5.03    4.78    5.23   4.40

For periods after April 1, 1995, the expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                       0.82*   0.81   0.82    0.85    0.86             0.57*    0.56    0.57    0.60    0.60

(1)New class of shares established on January 20, 1995.
(2)Designated as the "Original Shares" class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.
+    Not annualized.
*    Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SERVICE SHARES(1)                               ORIGINAL SHARES(2)
                                    SIX MONTHS                            PERIOD    SIX MONTHS
                                      ENDED      YEAR ENDED MARCH 31,      ENDED      ENDED           YEAR ENDED MARCH 31,
                                     9/30/99  1999   1998   1997   1996  3/31/95**   9/30/99  1999    1998    1997    1996    1995
Net Asset Value, Beginning of Period  $1.00   $1.00  $1.00  $1.00  $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Income from Investment Operations:
  Net investment income                0.01    0.03   0.03   0.03   0.03    0.01       0.01    0.03    0.03    0.03    0.03    0.03

Less Distributions:
  Dividends from net investment
    income                            (0.01)  (0.03) (0.03) (0.03) (0.03)  (0.01)     (0.01)  (0.03)  (0.03)  (0.03)  (0.03)  (0.03)

Net Asset Value, End of Period        $1.00   $1.00  $1.00  $1.00  $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Total Return (%)                       1.24+   2.65   2.83   2.75   3.11    0.52+      1.37+   2.91    3.08    3.00    3.37    2.74

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)                       41.0    47.6   37.1   25.5   17.6     1.4       86.7    83.4    76.6    91.0   125.2   138.3
  Ratio of Expenses to Average Net
    Assets (%)                         0.79*   0.79   0.88   0.80   0.80    0.77*      0.54*   0.54    0.63    0.55    0.54    0.55
  Ratio of Net Investment Income to
    Average Net Assets (%)             2.46*   2.64   2.79   2.70   2.97    3.22*      2.71*   2.85    3.04    2.97    3.32    2.74

For periods after April 1, 1995, the expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of Expenses to Average Net
    Assets (%)                         0.79*   0.78   0.88   0.80   0.80               0.54*   0.53    0.63    0.55    0.54

(1) New class of shares  established  on January 20, 1995.
(2) Designated as the "Original Shares" class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to March
    31, 1995.
+   Not annualized.
*   Annualized.

See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SERVICE SHARES(1)                               ORIGINAL SHARES(2)
                                   SIX MONTHS                             PERIOD    SIX MONTHS
                                      ENDED     YEAR ENDED MARCH 31,       ENDED      ENDED           YEAR ENDED MARCH 31,
                                     9/30/99  1999   1998   1997   1996  3/31/95**   9/30/99  1999    1998    1997    1996    1995
Net Asset Value, Beginning of Period  $1.00   $1.00  $1.00  $1.00  $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Income from Investment Operations:
  Net investment income                0.02    0.04   0.05   0.04   0.05    0.01       0.02    0.04    0.05    0.05    0.05    0.04

Less Distributions:
  Dividends from net investment
    income                            (0.02)  (0.04) (0.05) (0.04) (0.05)  (0.01)     (0.02)  (0.04)  (0.05)  (0.05)  (0.05)  (0.04)

Net Asset Value, End of Period        $1.00   $1.00  $1.00  $1.00  $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Total Return (%)                       2.10+   4.54   4.69   4.50   4.94    0.94+      2.23+   4.80    4.95    4.76    5.20    4.20

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)                      229.5   214.2  149.9   83.4   11.8     0.5      115.4   139.9   100.8    65.7    74.0    64.0
  Ratio of Expenses to Average Net
    Assets (%)                         0.75*   0.74   0.77   0.80   0.80    0.85*      0.50*   0.49    0.52    0.56    0.55    0.54
  Ratio of Net Investment Income to
    Average Net Assets (%)             4.18*   4.42   4.60   4.42   4.67    5.09*      4.41*   4.70    4.85    4.65    5.06    4.04

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996 were:

    Ratio of Expenses to Average Net
      Assets (%)                        -       -      -      -     0.88    0.98*       -       -       -       -      0.63    0.59
    Ratio of Net Investment Income to
      Average Net Assets (%)            -       -      -      -     4.59    4.96*       -       -       -       -      4.98    3.99

The expense ratios after giving effect to the waivers and the expense offset for uninvested cash balances (for periods after April 1, 1995) were:

    Ratio of Expenses to Average Net
      Assets (%)                       0.75*   0.74   0.77   0.79   0.79               0.50*      0.49    0.52    0.55  0.54

(1)  New class of shares established on January 20, 1995.
(2)  Designated as the "Original  Shares" class of shares on January 20, 1995.
** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.
+    Not annualized.
*    Annualized.

See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Trust has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.


            We  will   continue   to  keep   you   up-to-date   through   future
communications.
